Schedule Of Amended Settlement Environmental Protection Agency Agreement (Details) - Environmental Protection Agency Agreement [Member]	Mar. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
November 1, 2024	$ 3,000,000
November 1, 2025	3,000,000
November 1, 2026	3,000,000
November 1, 2027	3,000,000
November 1, 2028	3,000,000
Total debt plus accrued interest	$ 2,000,000